Appendix 7 Details of Due Dates of Payments to Suppliers - Summary of Details of Due Dates of Payments to Suppliers (Detail) - Details of Due Dates of Payments to Suppliers [Member] - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Up-to-Date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	$ 1,090,569	$ 459,634	$ 449,047
Up-to-Date Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	679,435	392,045	404,316
Up-to-Date Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	108,899	53,685	41,523
Up-to-Date Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	6,284	1,815
Up-to-Date Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,592	511
Up-to-Date Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	15,932	9,039
Up-to-Date Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	278,427	2,539	3,208
Overdue Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	94,718	133,790	137,654
Overdue Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers		9,857	14,433
Overdue Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers		9,669
Overdue Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers		14,482
Overdue Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	94,718	99,782	123,221
Services [Member] | Up-to-Date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	170,162	179,885	169,655
Services [Member] | Up-to-Date Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	151,741	160,571	151,291
Services [Member] | Up-to-Date Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	18,421	19,314	18,364
Other [Member] | Up-to-Date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	920,407	279,749	279,392
Other [Member] | Up-to-Date Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	527,694	231,474	253,025
Other [Member] | Up-to-Date Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	90,478	34,371	23,159
Other [Member] | Up-to-Date Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	6,284	1,815
Other [Member] | Up-to-Date Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,592	511
Other [Member] | Up-to-Date Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	15,932	9,039
Other [Member] | Up-to-Date Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	278,427	2,539	3,208
Other [Member] | Overdue Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	94,718	133,790	137,654
Other [Member] | Overdue Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers		9,857	14,433
Other [Member] | Overdue Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers		9,669
Other [Member] | Overdue Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers		14,482
Other [Member] | Overdue Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	$ 94,718	$ 99,782	$ 123,221